ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC.

Supplement dated October 15, 2013 to the Prospectus (the “Prospectus”) offering shares of AllianceBernstein Global Risk Allocation Fund (the “Fund”) dated March 1, 2013.

The Prospectus is revised to reflect the following changes:

•	The Annual Fund Operating Expenses and Examples in Fees and Expenses Table on pages 40-41 are revised as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
Management Fees	.51%	.51%	.51%	.51%	.51%	.51%	.51%
Distribution and/or Service (12b-1) Fees	.29%	1.00%	1.00%	None	.50%	.25%	None
Other Expenses:
Transfer Agent	.20%	.22%	.20%	.20%	.26%	.20%	.02%
Other Expenses	.15%	.15%	.15%	.15%	.15%	.15%	.11%

Total Other Expenses	.35%	.37%	.35%	.35%	.41%	.35%	.13%

Total Annual Fund Operating Expenses	1.15%	1.88%	1.86%	.86%	1.42%	1.11%	.64%

	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
After 1 Year	$537	$591	$289	$88	$145	$113	$65
After 3 Years	$775	$791	$585	$274	$449	$353	$205
After 5 Years	$1,031	$1,016	$1,006	$477	$776	$612	$357
After 10 Years	$1,763	$2,011	$2,180	$1,061	$1,702	$1,352	$798

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

	Class B	Class C
After 1 Year	$191	$189
After 3 Years	$391	$585
After 5 Years	$1,016	$1,006
After 10 Years	$2,011	$2,180

•	The following is added as the last sentence of the third paragraph in the Principal Strategies section on page 41:

With respect to the inflation-linked asset class, the Fund may also seek exposure, at times significantly, to commodities and commodities-related instruments and derivatives since these instruments are typically affected directly or indirectly by the level and change in inflation.

•	The following paragraph is added after the fifth paragraph in the Principal Strategies section on page 41:

While the Fund may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, the Adviser expects that the Fund will seek to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Global Risk Allocation Fund (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Fund except that the Subsidiary, unlike the Fund, may invest, without limitation, in commodities and commodities-related instruments. The Fund will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Fund limits its investment in the Subsidiary to no more than 25% of its total assets. Investment in the Subsidiary is expected to provide the Fund with commodity exposure within the limitations of federal tax requirements that apply to the Fund.

•	The following risks are added to the Principal Risks section on page 42:

•

Commodity Risk: Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

•

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

•	The following information is added to the introductory paragraph to the Bar Chart on page 43:

Through September 30, 2013, the year-to-date unannualized return for the Class A shares was -1.59%.

•	The following information is added to the “Additional Information About The Funds’ Risks And Investments” on page 46:

Commodity-Linked Derivative Instruments. Global Risk Allocation may invest in commodity-linked derivative instruments, including swaps, commodity options, futures and options on futures. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract, a subset of commodities, a subset of commodity futures contracts or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets.

As described below under “Investments in Wholly-Owned Subsidiary”, Global Risk Allocation may gain exposure to commodity markets by investing in the Subsidiary. It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swaps, commodity options, futures and options on futures. The Subsidiary may also invest directly in commodities.

The Internal Revenue Service (the “IRS”) has issued a revenue ruling that limits the extent to which Global Risk Allocation may invest directly in commodity-linked swaps or certain other commodity-linked derivatives. The Subsidiary, on the other hand, may invest in these commodity-linked derivatives without limitation. See “Dividends, Distributions and Taxes” below for further information.

•	The following information is added to the same section on page 50:

Investments in Wholly-Owned Subsidiary

Investments in the Subsidiary are expected to provide Global Risk Allocation with exposure to the commodity markets within the limitations of the Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and recent IRS revenue rulings. Federal tax requirements limit the extent to which Global Risk Allocation may invest directly in commodities and commodity-linked derivatives. The Subsidiary, on the other hand, may invest in these instruments without limitations. See “Dividends, Distributions and Taxes” below for further information.

It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swaps, commodity options, futures and options on futures. Although Global Risk Allocation may enter into these commodity-linked derivative instruments directly, Global Risk Allocation will likely gain exposure to these derivative instruments indirectly by investing in the Subsidiary. The Subsidiary will also invest in inflation-indexed securities and other fixed-income instruments, which are intended to serve as margin or collateral for the Subsidiary’s derivatives position. To the extent that Global Risk Allocation invests in the Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this Prospectus.

While the Subsidiary may be considered similar to an investment company, it is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. The Subsidiary has the same investment objective as Global Risk Allocation and is subject to the same investment policies and restrictions as Global Risk Allocation, including those related to leverage and liquidity, except that the Subsidiary may invest without limitation in commodities, either directly or through commodity pools, and commodity-linked instruments. The Subsidiary will also be subject to the same valuation, brokerage, and compliance policies and procedures as Global Risk Allocation. Global Risk Allocation and the Subsidiary will, however, test compliance with certain restrictions on a consolidated basis. In addition, Global Risk Allocation wholly owns and controls the Subsidiary and the Adviser acts as investment adviser to Global Risk Allocation and the Subsidiary. The Subsidiary’s financial statements will be consolidated with Global Risk Allocation’s financial statements that are included in Global Risk Allocation’s annual and semi-annual reports to shareholders. Changes in the laws of the United States and/or the Cayman Islands or regulations thereunder could result in the inability of Global Risk Allocation and/or the Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect Global Risk Allocation.

•	The following is added to “How the Funds Value Their Shares” on page 64:

Global Risk Allocation may invest up to 25% of its total assets in shares of the Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at the current NAV per share every regular business day. The value of the Subsidiary’s shares fluctuates with the value of its portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by Global Risk Allocation, which require, among other things, that each of the Subsidiary’s investments be marked-to-market each business day to reflect changes in the market value of each investment.

•	The following is added as the second and third paragraphs of “Management of the Funds” on page 65:

The Adviser provides investment advisory services to Global Risk Allocation and the Subsidiary and order placement facilities for Global Risk Allocation. For these advisory services, Global Risk Allocation during its most recent fiscal year paid the Adviser .51% of the Fund’s average daily net assets, net of any fee waivers and/or expense reimbursements. The Subsidiary has entered into a separate advisory agreement with the Adviser, which is the investment adviser for both the Subsidiary and Global Risk Allocation, under which the Adviser provides investment advisory services and order placement facilities for the Subsidiary. The Subsidiary pays no separate advisory or other fees for these services, which are included in the advisory fee paid by Global Risk Allocation.

A discussion regarding the basis for the Board’s approval of Global Risk Allocation’s investment advisory agreement is available in Global Risk Allocation’s semi-annual report to shareholders for the period ended May 31, 2013.

•	The following is added as the ninth and tenth paragraphs of “Dividends , Distributions and Taxes” on page 70:

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that Global Risk Allocation derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity-linked derivatives is not qualifying income under Subchapter M of the Code. As such, Global Risk Allocation’s ability to utilize commodity-linked derivatives as part of its investment portfolio is limited to a maximum of 10% of its gross income.

Global Risk Allocation intends to seek exposure to the commodities markets primarily through investments in the Subsidiary. Global Risk Allocation has received an opinion of counsel that such income should constitute qualifying income for purposes of Subchapter M. The IRS has issued numerous private letter rulings to other regulated investment companies holding that income derived from an investment in a subsidiary that invests in commodity-linked derivatives constitutes qualifying income for purposes of Subchapter M. These rulings can only be relied upon by the taxpayer to whom they were issued and therefore Global Risk Allocation cannot rely upon them. In August 2011, the IRS suspended the issuance of private letter rulings in this area while it considers certain issues raised by the private letter rulings. Global Risk Allocation intends to apply for a ruling if the IRS resumes consideration and issuance of the rulings. Until such time as the IRS issues a ruling to Global Risk Allocation, the Fund will rely on its opinion of counsel. If the IRS were to change the position expressed in the earlier private letter rulings, then Global Risk Allocation may be required to change its investment strategy in order to continue to qualify as a regulated investment company.

•	The following replaces the Financial Highlights section of the Prospectus:

Class A
Six Months Ended May 31, 2013 (unaudited)	Year Ended November 30,
2012	2011	2010	2009	2008
Net asset value, beginning of period	$17.72	$15.32	$14.36	$13.43	$11.06	$18.28

Income from Investment Operations
Net investment income(a)	.06	.22	.25	.25	.27	.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.02	2.42	.97	.95	2.39	(5.85)
Contributions from Adviser	.01	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.09	2.64	1.22	1.20	2.66	(5.51)

Less: Dividends and Distributions
Dividends from net investment income	(.09)	(.24)	(.26)	(.27)	(.29)	(.36)
Distributions from net realized gain on investment transactions	(1.18)	– 0	–	– 0	–	– 0	–	– 0	–	(1.35)

Total dividends and distributions	(1.27)	(.24)	(.26)	(.27)	(.29)	(1.71)

Net asset value, end of period	$16.54	$17.72	$15.32	$14.36	$13.43	$11.06

Total Return
Total investment return based on net asset value(b)	.57	%**	17.37	%*	8.57	%*	9.04	%*	24.43	%*	(33.06	)%*

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$372,423	$400,685	$380,338	$399,687	$481,427	$452,619
Ratio to average net assets of:
Expenses	1.15	%(c)	1.09%	1.08%	1.14	%(d)	1.08%	.97%
Net investment income	.68	%(c)	1.30%	1.67%	1.83	%(d)	2.30%	2.30%
Portfolio turnover rate	53%	163%	87%	69%	111%	118%

See footnotes on page 8.

Class B
Six Months Ended May 31, 2013 (unaudited)	Year Ended November 30,
2012	2011	2010	2009	2008
Net asset value, beginning of period	$16.57	$14.34	$13.46	$12.59	$10.39	$17.27

Income from Investment Operations
Net investment income (loss)(a)	(.01)	.08	.13	.14	.17	.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.03	2.27	.90	.90	2.23	(5.51)
Contributions from Adviser	.01	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.03	2.35	1.03	1.04	2.40	(5.29)

Less: Dividends and Distributions
Dividends from net investment income	(.05)	(.12)	(.15)	(.17)	(.20)	(.24)
Distributions from net realized gain on investment transactions	(1.18)	– 0	–	– 0	–	– 0	–	– 0	–	(1.35)

Total dividends and distributions	(1.23)	(.12)	(.15)	(.17)	(.20)	(1.59)

Net asset value, end of period	$15.37	$16.57	$14.34	$13.46	$12.59	$10.39

Total Return
Total investment return based on net asset value(b)	.23	%**	16.44	%*	7.68	%*	8.34	%*	23.41	%*	(33.56	)%*

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,383	$35,786	$50,797	$78,888	$121,871	$155,339
Ratio to average net assets of:
Expenses	1.88	%(c)	1.85%	1.85%	1.90	%(d)	1.85%	1.72%
Net investment income (loss)	(.16	)%(c)	.50%	.91%	1.07	%(d)	1.53%	1.54%
Portfolio turnover rate	53%	163%	87%	69%	111%	118%

Class C
Six Months Ended May 31, 2013 (unaudited)	Year Ended November 30,
2012	2011	2010	2009	2008
Net asset value, beginning of period	$16.66	$14.42	$13.54	$12.67	$10.44	$17.35

Income from Investment Operations
Net investment income (loss)(a)	(.00	)(e)	.09	.14	.14	.18	.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.03	2.28	.90	.90	2.25	(5.54)
Contributions from Adviser	.01	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.04	2.37	1.04	1.04	2.43	(5.32)

Less: Dividends and Distributions
Dividends from net investment income	(.06)	(.13)	(.16)	(.17)	(.20)	(.24)
Distributions from net realized gain on investment transactions	(1.18)	– 0	–	– 0	–	– 0	–	– 0	–	(1.35)

Total dividends and distributions	(1.24)	(.13)	(.16)	(.17)	(.20)	(1.59)

Net asset value, end of period	$15.46	$16.66	$14.42	$13.54	$12.67	$10.44

Total Return
Total investment return based on net asset value(b)	.26	%**	16.54	%*	7.71	%*	8.29	%*	23.59	%*	(33.58	)%*

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66,272	$72,294	$68,095	$75,021	$84,098	$81,907
Ratio to average net assets of:
Expenses	1.86	%(c)	1.82%	1.80%	1.86	%(d)	1.81%	1.70%
Net investment income (loss)	(.04	)%(c)	.58%	.94%	1.10	%(d)	1.57%	1.58%
Portfolio turnover rate	53%	163%	87%	69%	111%	118%

See footnotes on page 8.

Advisor Class
Six Months Ended May 31, 2013 (unaudited)	Year Ended November 30,
2012	2011	2010	2009	2008
Net asset value, beginning of period	$17.77	$15.36	$14.40	$13.46	$11.08	$18.32

Income from Investment Operations
Net investment income(a)	.08	.27	.30	.29	.31	.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.03	2.43	.97	.96	2.39	(5.87)
Contributions from Adviser	.01	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.12	2.70	1.27	1.25	2.70	(5.48)

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.29)	(.31)	(.31)	(.32)	(.41)
Distributions from net realized gain on investment transactions	(1.18)	– 0	–	– 0	–	– 0	–	– 0	–	(1.35)

Total dividends and distributions	(1.29)	(.29)	(.31)	(.31)	(.32)	(1.76)

Net asset value, end of period	$16.60	$17.77	$15.36	$14.40	$13.46	$11.08

Total Return
Total investment return based on net asset value(b)	.73	%**	17.72	%*	8.85	%*	9.41	%*	24.84	%*	(32.89	)%*

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,990	$42,278	$26,360	$32,205	$56,024	$51,761
Ratio to average net assets of:
Expenses	.86	%(c)	.79%	.79%	.84	%(d)	.79%	.68%
Net investment income	.91	%(c)	1.64%	1.96%	2.12	%(d)	2.59%	2.61%
Portfolio turnover rate	53%	163%	87%	69%	111%	118%

Class R
Six Months Ended May 31, 2013 (unaudited)	Year Ended November 30,
2012	2011	2010	2009	2008
Net asset value, beginning of period	$17.66	$15.26	$14.31	$13.38	$11.02	$18.23

Income from Investment Operations
Net investment income(a)	.03	.17	.21	.21	.24	.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.04	2.42	.96	.96	2.38	(5.85)
Contributions from Adviser	.01	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.08	2.59	1.17	1.17	2.62	(5.54)

Less: Dividends and Distributions
Dividends from net investment income	(.08)	(.19)	(.22)	(.24)	(.26)	(.32)
Distributions from net realized gain on investment transactions	(1.18)	– 0	–	– 0	–	– 0	–	– 0	–	(1.35)

Total dividends and distributions	(1.26)	(.19)	(.22)	(.24)	(.26)	(1.67)

Net asset value, end of period	$16.48	$17.66	$15.26	$14.31	$13.38	$11.02

Total Return
Total investment return based on net asset value(b)	.49	%**	17.08	%*	8.19	%*	8.81	%*	24.15	%*	(33.27	)%*

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,837	$5,704	$5,308	$6,391	$6,645	$5,753
Ratio to average net assets of:
Expenses	1.42	%(c)	1.38%	1.38%	1.39	%(d)	1.32%	1.25%
Net investment income	.31	%(c)	1.01%	1.38%	1.57	%(d)	2.06%	2.06%
Portfolio turnover rate	53%	163%	87%	69%	111%	118%

See footnotes on page 8.

Class K
Six Months Ended May 31, 2013 (unaudited)	Year Ended November 30,
2012	2011	2010	2009	2008
Net asset value, beginning of period	$17.68	$15.28	$14.34	$13.40	$11.03	$18.24

Income from Investment Operations
Net investment income(a)	.06	.21	.25	.26	.28	.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.03	2.43	.96	.95	2.38	(5.85)
Contributions from Adviser	.01	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.10	2.64	1.21	1.21	2.66	(5.50)

Less: Dividends and Distributions
Dividends from net investment income	(.09)	(.24)	(.27)	(.27)	(.29)	(.36)
Distributions from net realized gain on investment transactions	(1.18)	– 0	–	– 0	–	– 0	–	– 0	–	(1.35)

Total dividends and distributions	(1.27)	(.24)	(.27)	(.27)	(.29)	(1.71)

Net asset value, end of period	$16.51	$17.68	$15.28	$14.34	$13.40	$11.03

Total Return
Total investment return based on net asset value(b)	.65	%**	17.40	%*	8.48	%*	9.18	%*	24.57	%*	(33.07	)%*

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,061	$2,692	$2,924	$2,820	$3,378	$5,437
Ratio to average net assets of:
Expenses	1.11	%(c)	1.07%	1.07%	1.09	%(d)	1.02%	.97%
Net investment income	.67	%(c)	1.31%	1.68%	1.88	%(d)	2.37%	2.35%
Portfolio turnover rate	53%	163%	87%	69%	111%	118%

Class I
Six Months Ended May 31, 2013 (unaudited)	Year Ended November 30,
2012	2011	2010	2009	2008
Net asset value, beginning of period	$17.72	$15.31	$14.36	$13.42	$11.04	$18.26

Income from Investment Operations
Net investment income(a)	.04	.29	.33	.32	.33	.42
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.10	2.43	.95	.95	2.39	(5.87)
Contributions from Adviser	.00	(e)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.14	2.72	1.28	1.27	2.72	(5.45)

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.31)	(.33)	(.33)	(.34)	(.42)
Distributions from net realized gain on investment transactions	(1.18)	– 0	–	– 0	–	– 0	–	– 0	–	(1.35)

Total dividends and distributions	(1.29)	(.31)	(.33)	(.33)	(.34)	(1.77)

Net asset value, end of period	$16.57	$17.72	$15.31	$14.36	$13.42	$11.04

Total Return
Total investment return based on net asset value(b)	.84	%**	17.95	%*	8.97	%*	9.64	%*	25.09	%*	(32.84	)%*

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$79	$954	$839	$1,389	$2,146	$18,409
Ratio to average net assets of:
Expenses	.64	%(c)	.64%	.64%	.66	%(d)	.69%	.62%
Net investment income	1.06	%(c)	1.76%	2.13%	2.30	%(d)	2.69%	2.72%
Portfolio turnover rate	53%	163%	87%	69%	111%	118%

See footnotes on page 8.

(a)	Based on average shares outstanding.
(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	The ratio includes expenses attributable to costs of proxy solicitation.
(e)	Amount is less than $.005.
*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended November 30, 2012, November 30, 2011, November 30, 2010, November 30, 2009 and November 30, 2008 by 0.07%, 0.03%, 0.20%, 0.27% and 0.05%, respectively.
**	Includes the impact of reimbursements from the Adviser which enhanced the Fund’s performance for the six months ended May 31, 2013 by 0.08%.

This Supplement should be read in conjunction with the Prospectuses for the Fund.

You should retain this Supplement with your Prospectus for future reference.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

SUP-0103-1013